Vessel Sales, Asset Impairments and Provisions - Net (Loss) Gain on Sale of Vessels, Equipment and Other Operating Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Net (loss) gain on sale of vessels, equipment and other operating assets (note 17c)	$ (66,450)	$ (2,431)	$ 8,750
Other [Member]
Property, Plant and Equipment [Line Items]
Net (loss) gain on sale of vessels, equipment and other operating assets (note 17c)	48	(177)	433
Teekay Offshore [Member] | Offshore Logistics [Member] | FSO [Member]
Property, Plant and Equipment [Line Items]
Net (loss) gain on sale of vessels, equipment and other operating assets (note 17c)	(983)	0	0
Teekay Offshore [Member] | Offshore Logistics [Member] | Shuttle Tankers [Member]
Property, Plant and Equipment [Line Items]
Net (loss) gain on sale of vessels, equipment and other operating assets (note 17c)	6,817	0	0
Teekay Offshore [Member] | Offshore Logistics [Member] | Shuttle Tanker Two [Member]
Property, Plant and Equipment [Line Items]
Net (loss) gain on sale of vessels, equipment and other operating assets (note 17c)	0	1,643	(4,759)
Teekay Offshore [Member] | Offshore Logistics [Member] | Shuttle Tanker Three [Member]
Property, Plant and Equipment [Line Items]
Net (loss) gain on sale of vessels, equipment and other operating assets (note 17c)	0	0	3,121
Teekay Offshore [Member] | Conventional Tankers [Member] | Conventional Tanker [Member]
Property, Plant and Equipment [Line Items]
Net (loss) gain on sale of vessels, equipment and other operating assets (note 17c)	65	(3,897)	0
Teekay LNG [Member] | Conventional Tankers [Member] | Suezmax Tankers [Member]
Property, Plant and Equipment [Line Items]
Net (loss) gain on sale of vessels, equipment and other operating assets (note 17c)	(11,537)	0	0
Teekay LNG [Member] | Conventional Tankers [Member] | Suezmaxes Tankers Two [Member]
Property, Plant and Equipment [Line Items]
Net (loss) gain on sale of vessels, equipment and other operating assets (note 17c)	(27,439)	0	0
Teekay Tankers [Member] | Conventional Tankers [Member] | Suezmaxes Tankers Three [Member]
Property, Plant and Equipment [Line Items]
Net (loss) gain on sale of vessels, equipment and other operating assets (note 17c)	(6,276)	0	0
Teekay Tankers [Member] | Conventional Tankers [Member] | MR Tanker [Member]
Property, Plant and Equipment [Line Items]
Net (loss) gain on sale of vessels, equipment and other operating assets (note 17c)	(8,094)	0	0
Teekay Tankers [Member] | Conventional Tankers [Member] | MR Tanker Two [Member]
Property, Plant and Equipment [Line Items]
Net (loss) gain on sale of vessels, equipment and other operating assets (note 17c)	(6,556)	0	0
Teekay Tankers [Member] | Conventional Tankers [Member] | VLCC [Member]
Property, Plant and Equipment [Line Items]
Net (loss) gain on sale of vessels, equipment and other operating assets (note 17c)	0	0	9,955
Teekay Parent [Member] | Conventional Tankers [Member] | VLCC Two [Member]
Property, Plant and Equipment [Line Items]
Net (loss) gain on sale of vessels, equipment and other operating assets (note 17c)	$ (12,495)	$ 0	$ 0